LEASES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lease One [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	835
Monthly fee | $	$ 39
Lease Two [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	530
Monthly fee | $	$ 14
Lease Three [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	380
Monthly fee | $	$ 4
U.S. subsidiaries [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,701
Monthly fee | $	$ 4	$ 4	$ 13